                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road
           Mt. Kisco, New York 10549

Form 13F File Number: 28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey P. Eisen
Title:   Managing Member
Phone:   (914) 242-5730

Signature, Place, and Date of Signing:


/s/ Harvey P. Eisen                     Mt. Kisco, New York      May 14, 2007
-------------------------------------   -------------------   ------------------
[Signature]                                [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

     None

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1*

Form 13F Information Table Entry Total:           70

Form 13F Information Table Value Total:     $102,621
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number   Name

     1     28-05211               Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

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
COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF              VALUE     SHRS OR  SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP    [x$1000]   PRN AMT  PRN CALL   DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AK STEEL HOLDING CORP             COM       001547108     47,000     2,000 SH       Shared-Defined     1                  2,000
ACME PACKET INC                   COM       004764106      7,000       500 SH       Shared-Defined     1                    500
AMERICA MOVIL SAB DE CV SPONSORED
   ADR CMN SERIES L               COM       02364W105     48,000     1,000 SH       Shared-Defined     1                  1,000
AMERICAN EXPRESS CO.              COM       025816109    282,000     5,000 SH       Shared-Defined     1                  5,000
BANK OF AMERICA CORP              COM       060505104    255,000     5,000 SH       Shared-Defined     1                  5,000
BIG DOG HOLDINGS, INC.            COM       089128102    122,000     7,595 SH       Shared-Defined     1                  7,595
BROCADE COMMUNICATIONS SYSTEMS
   INC                            COM       111621108     19,000     2,000 SH       Shared-Defined     1                  2,000
CABLEVISION SYSTEMS CORP
   CABLEVISION NY GROUP           COM       12686C109    152,000     5,000 SH       Shared-Defined     1                  5,000
CADIZ INC                         COM       127537207 20,937,000   823,000 SH       Shared-Defined     1                823,000
CLEAR CHANNEL COMMUNICATIONS      COM       184502102    175,000     5,000 SH       Shared-Defined     1                  5,000
CALL/CCU(CCUDG) @ 35
   EXP04/21/2007                  CALL      184502102    104,000     1,300 SH  CALL Shared-Defined     1                  1,300
PUT/CCU(CCUPG) @ 35
   EXP04/21/2007                  PUT       184502102    110,000     1,515 SH  PUT  Shared-Defined     1                  1,515
COLUMBIA LABORATORIES, INC.       COM       197779101    134,000   100,000 SH       Shared-Defined     1                100,000
CONVERA CORPORATION CMN
   CLASS A                        COM       211919105    707,000   225,000 SH       Shared-Defined     1                225,000
CONTINUCARE CORPORATION           COM       212172100  2,587,000   770,000 SH       Shared-Defined     1                770,000
COPART INC                        COM       217204106    700,000    25,000 SH       Shared-Defined     1                 25,000
DENNY'S CORPORATION               COM       24869P104    245,000    50,000 SH       Shared-Defined     1                 50,000
DIRECTV GROUP INC                 COM       25459L106    231,000    10,000 SH       Shared-Defined     1                 10,000
WALT DISNEY COMPANY (THE)         COM       254687106    379,000    11,000 SH       Shared-Defined     1                 11,000
EMDEON CORPORATION                COM       290849108    454,000    30,000 SH       Shared-Defined     1                 30,000
EPOCH HOLDING CORP                COM       29428R103 19,612,000 1,483,475 SH       Shared-Defined     1              1,483,475
1ST CENTY BK NATL ASSN CA         COM       319425104    381,000    52,500 SH       Shared-Defined     1                 52,500
FIRST SOLAR, INC.                 COM       336433107     26,000       500 SH       Shared-Defined     1                    500
FLAMEL TECHNOLOGIES SPON ADR
   SPONSORED ADR                  COM       338488109  2,560,000   100,000 SH       Shared-Defined     1                100,000
FOCUS MEDIA HOLDING LIMITED
   SPONSORED ADR                  COM       34415V109     39,000       500 SH       Shared-Defined     1                    500
GLACIER WTR SVCS INC              COM       376395109 11,097,000   261,100 SH       Shared-Defined     1                261,100
GP STRATEGIES CORP                COM       36225V104  3,229,000   354,837 SH       Shared-Defined     1                354,837
GSE SYSTEMS INC                   COM       36227K106      4,000       666 SH       Shared-Defined     1                    666
GRANT PRIDECO INC                 COM       38821G101     50,000     1,000 SH       Shared-Defined     1                  1,000
GREATER BAY BANCORP               COM       391648102  1,345,000    50,000 SH       Shared-Defined     1                 50,000
PUT/GBBK(BBUPE) @ 25
   EXP04/21/2007                  PUT       391648102      8,000       500 SH  PUT  Shared-Defined     1                    500
HANOVER COMPRESSOR COMPANY
   COMMON STOCK                   COM       410768105    111,000     5,000 SH       Shared-Defined     1                  5,000
HUMAN GENOME SCIENCES INC         COM       444903108  1,062,000   100,000 SH       Shared-Defined     1                100,000
PUT/HGSI(HQISB) @ 10
   EXP07/21/2007                  PUT       444903108     70,000     1,000 SH  PUT  Shared-Defined     1                  1,000
INTEROIL CORPORATION              COM       460951106    133,000     5,000 SH       Shared-Defined     1                  5,000
JPMORGAN CHASE & CO               COM       46625H100  2,806,000    58,000 SH       Shared-Defined     1                 58,000
PUT/JPM(JPMRW) @ 47.5

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
   EXP06/16/2007                  PUT       46625H100     84,000       600 SH  PUT  Shared-Defined     1                    600
JAPAN SMALLER CAPITALIZATION
   MUTUAL FUND                    COM       47109U104    110,000     8,850 SH       Shared-Defined     1                  8,850
KEYCORP                           COM       493267108    187,000     5,000 SH       Shared-Defined     1                  5,000
LSI LOGIC CORP COMMON STOCK       COM       502161102    794,000    76,013 SH       Shared-Defined     1                 76,013
LEVEL 3 COMMUNICATIONS INC        COM       52729N100    305,000    50,000 SH       Shared-Defined     1                 50,000
LIGAND PHARMACEUTICALS INC CMN
   CLASS B                        COM       53220K207  1,008,000   100,000 SH       Shared-Defined     1                100,000
MAGELLAN MIDSTREAM HLDGS,
   L.P.                           COM       55907R108     40,000     1,500 SH       Shared-Defined     1                  1,500
NATIONAL HOLDINGS CORP            COM       636375107  1,395,000   845,202 SH       Shared-Defined     1                845,202
NATIONAL PATENT DEV CORP NEW      COM       637132101  6,754,000 2,438,366 SH       Shared-Defined     1              2,438,366
NTT DOCOMO, INC. SPONSORED ADR    COM       62942M201     83,000     4,500 SH       Shared-Defined     1                  4,500
NEW YORK TIMES CO.A CMN CLASS A   COM       650111107     71,000     3,000 SH       Shared-Defined     1                  3,000
NEWS CORPORATION, INC. CMN
   CLASS B                        COM       65248E203     49,000     2,000 SH       Shared-Defined     1                  2,000
NIPPON TELEG & TEL SPON ADR
   SPONSORED ADR CMN
   (1 ADR = 1/200 COMMON SHS)     COM       654624105     82,000     3,100 SH       Shared-Defined     1                  3,100
QWEST COMMUNICATIONS INT'L INC
   COMMON STOCK                   COM       749121109    899,000   100,000 SH       Shared-Defined     1                100,000
RTI INTERNATIONAL METALS          COM       74973W107     73,000       800 SH       Shared-Defined     1                    800
REGAL ENTERTAINMENT GROUP CMN
   CLASS A                        COM       758766109    994,000    50,000 SH       Shared-Defined     1                 50,000
REWARDS NETWORK INC               COM       761557107  1,506,000   284,084 SH       Shared-Defined     1                284,084
SCPIE HOLDINGS INC                COM       78402P104    366,000    16,105 SH       Shared-Defined     1                 16,105
STANDARD & POORS DEP RCPTS SPDR   ETF       78462F103    142,000     1,000 SH       Shared-Defined     1                  1,000
SONIC CORP                        COM       835451105  1,225,000    55,000 SH       Shared-Defined     1                 55,000
SONICWALL INC                     COM       835470105      8,000     1,000 SH       Shared-Defined     1                  1,000
SONY CORPORATION ADR              COM       835699307     81,000     1,600 SH       Shared-Defined     1                  1,600
SOURCE INTERLINK COS INC          COM       836151209  4,697,000   700,000 SH       Shared-Defined     1                700,000
SUN MICROSYSTEMS, INC             COM       866810104    625,000   104,000 SH       Shared-Defined     1                104,000
TIVO INC                          COM       888706108    635,000   100,000 SH       Shared-Defined     1                100,000
U.S. BANCORP                      COM       902973304  3,497,000   100,000 SH       Shared-Defined     1                100,000
PUT/USB(USBRG) @ 35
   EXP06/16/2007                  PUT       902973304     85,000     1,000 SH  PUT  Shared-Defined     1                  1,000
VALSPAR CORP                      COM       920355104  1,392,000    50,000 SH       Shared-Defined     1                 50,000
VALUEVISION MEDIA INC CMN
   CLASS A                        COM       92047K107  1,854,000   150,000 SH       Shared-Defined     1                150,000
CALL/VVTV(UVRFV) @ 12.5
   EXP06/16/2007                  CALL      92047K107    270,000     3,600 SH  CALL Shared-Defined     1                  3,600
WCI COMMUNITIES, INC.             COM       92923C104    107,000     5,000 SH       Shared-Defined     1                  5,000
YAMANA GOLD INC                   COM       98462Y100      7,000       500 SH       Shared-Defined     1                    500
AMERICAN SAFETY INSURANCE HLDS    COM       G02995101  2,950,000   154,800 SH       Shared-Defined     1                154,800
CDC CORPORATION CMN CLASS A       COM       G2022L106     18,000     2,000 SH       Shared-Defined     1                  2,000